ORGANIZATION AND NATURE OF BUSINESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ORGANIZATION AND NATURE OF BUSINESS
Schedule of allocation of purchase price of acquisition	Consideration Cash $5,331,120 Fair value of common stock issued 138,667 Fair value of total consideration transferred $5,469,787 Recognized amounts of identifiable assets acquired Financial assets $1,796,911 Inventory 297,340 Property, plant and equipment 7,488,818 Identifiable intangible assets 562,200 Financial liabilities (3,235,233)Total identifiable net assets $6,910,036 Bargain purchase gain $1,440,249 Revenue for the 9 - month period ended September 30, 2024 $549,567 Loss for the 9 - month period ended September 30, 2024 $(1,674,785)	Consideration Cash $5,331,120 Fair value of common stock issued 138,667 Fair value of total consideration transferred $5,469,787 Recognized amounts of identifiable assets acquired Financial assets $1,796,911 Inventory 297,340 Property, plant and equipment 7,488,818 Identifiable intangible assets 562,200 Financial liabilities (3,235,233)Total identifiable net assets $6,910,036 Bargain purchase gain $1,440,249 Revenue for the 6- month period ended December 31, 2023 $344,708 Loss for the 6- month period ended December 31, 2023 $(1,232,732)
Schedule of Accounts Receivable & Allowance for Doubtful Accounts	September 30,2024 Balance as of January 1st, 2024 $19,686,091 Provisions for credit losses - Write-offs 250,971 Foreign exchange adjustments Other adjustments (31,286)Balance as of September 30, 2024 $19,905,776	December 31, 2023 Balance as of January 1, 2023 $7,309,311 Provisions for credit losses 11,850,788 Write-offs - Foreign exchange adjustments 525,992 Other adjustments - Balance as of December 31, 2023 $19,686,091
Schedule of Property and Equipment, net	EstimatedUseful LifeLeasehold improvements and technical works Lesser of lease term or 25 yearsBuildings 25-30 years Vehicles 6 yearsMachinery 20 yearsFurniture, fixtures and equipment 5–10 years Computers and software 3-5 years	EstimatedUseful LifeLeasehold improvements and technical works Lesser of lease term or 25 yearsBuildings 25-30 years Vehicles 6 yearsMachinery 20 yearsFurniture, fixtures and equipment 5–10 years Computers and software 3-5 years
Schedule of Basic and Diluted Net Loss per Common Share	September 30,2024 September 30,2023 Weighted average number of common shares outstanding Basic 17,724,305 11,346,071 Potentially dilutive common stock equivalents - - Weighted average number of common and equivalent shares outstanding – Diluted 17,724,305 11,346,071
Schedule of potential shares of common stock	September 30, 2024 September 30, 2023 Warrants 13,432,507 6,124,412 Total 13,432,507 6,124,412